Pioneer Mid Cap Value Fund
Schedule of Investments  |  January 31, 2025

A: PCGRX	C: PCCGX	K: PMCKX	R: PCMRX	Y: PYCGX

Schedule of Investments  |  1/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 100.0% of Net Assets
	Automobile Components — 0.6%
45,782	Lear Corp.	$ 4,307,628
	Total Automobile Components	$4,307,628

	Automobiles — 0.8%
613,258	Ford Motor Co.	$ 6,181,641
	Total Automobiles	$6,181,641

	Banks — 9.7%
292,784	Citizens Financial Group, Inc.	$ 13,927,735
96,462	M&T Bank Corp.	19,412,013
826,274	Regions Financial Corp.	20,359,391
372,853	Truist Financial Corp.	17,755,260
	Total Banks	$71,454,399

	Beverages — 1.4%
190,325	Molson Coors Beverage Co., Class B	$ 10,420,294
	Total Beverages	$10,420,294

	Broadline Retail — 2.9%
310,777	eBay, Inc.	$ 20,971,232
	Total Broadline Retail	$20,971,232

	Capital Markets — 10.5%
160,437	Northern Trust Corp.	$ 18,015,470
170,833	Raymond James Financial, Inc.	28,781,944
297,682	State Street Corp.	30,250,445
	Total Capital Markets	$77,047,859

	Chemicals — 2.9%
269,993	Dow, Inc.	$ 10,543,227
139,045	LyondellBasell Industries NV, Class A	10,525,706
	Total Chemicals	$21,068,933

	Commercial Services & Supplies — 0.9%
67,773	Brink's Co.	$ 6,325,254
	Total Commercial Services & Supplies	$6,325,254

	Communications Equipment — 1.6%
25,690	Motorola Solutions, Inc.	$ 12,055,032
	Total Communications Equipment	$12,055,032

1Pioneer Mid Cap Value Fund | 1/31/25

Shares		Value
	Consumer Staples Distribution & Retail — 2.9%
164,363	Sysco Corp.	$ 11,985,350
66,474	Target Corp.	9,167,429
	Total Consumer Staples Distribution & Retail	$21,152,779

	Containers & Packaging — 1.8%
481,610	Graphic Packaging Holding Co.	$ 13,210,562
	Total Containers & Packaging	$13,210,562

	Distributors — 1.0%
64,075	Genuine Parts Co.	$ 7,448,719
	Total Distributors	$7,448,719

	Electric Utilities — 3.0%
226,810	Eversource Energy	$ 13,082,401
220,613	Exelon Corp.	8,824,520
	Total Electric Utilities	$21,906,921

	Electrical Equipment — 3.0%
60,676	Emerson Electric Co.	$ 7,884,846
52,179	Rockwell Automation, Inc.	14,528,199
	Total Electrical Equipment	$22,413,045

	Electronic Equipment, Instruments & Components — 1.3%
46,981	CDW Corp.	$ 9,355,796
	Total Electronic Equipment, Instruments & Components	$9,355,796

	Energy Equipment & Services — 1.4%
216,215	Baker Hughes Co.	$ 9,984,809
	Total Energy Equipment & Services	$9,984,809

	Entertainment — 1.4%
990,909(a)	Warner Bros Discovery, Inc.	$ 10,345,090
	Total Entertainment	$10,345,090

	Financial Services — 0.5%
40,184(a)	PayPal Holdings, Inc.	$ 3,559,499
	Total Financial Services	$3,559,499

	Food Products — 1.3%
28,589	Hershey Co.	$ 4,266,908
133,047	The Campbell’s Co.	5,158,232
	Total Food Products	$9,425,140

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Schedule of Investments  |  1/31/25
(unaudited) (continued)
Shares		Value
	Ground Transportation — 1.6%
67,873	JB Hunt Transport Services, Inc.	$ 11,621,215
	Total Ground Transportation	$11,621,215

	Health Care Equipment & Supplies — 5.0%
204,019	GE HealthCare Technologies, Inc.	$ 18,014,878
171,132	Zimmer Biomet Holdings, Inc.	18,735,531
	Total Health Care Equipment & Supplies	$36,750,409

	Health Care Providers & Services — 0.6%
14,072	Humana, Inc.	$ 4,126,333
	Total Health Care Providers & Services	$4,126,333

	Health Care REITs — 0.6%
198,322	Healthpeak Properties, Inc.	$ 4,097,333
	Total Health Care REITs	$4,097,333

	Hotel & Resort REITs — 0.7%
322,373	Host Hotels & Resorts, Inc.	$ 5,386,853
	Total Hotel & Resort REITs	$5,386,853

	Hotels, Restaurants & Leisure — 1.4%
61,476(a)	Expedia Group, Inc.	$ 10,509,322
	Total Hotels, Restaurants & Leisure	$10,509,322

	Household Durables — 1.2%
86,566	Whirlpool Corp.	$ 9,090,296
	Total Household Durables	$9,090,296

	Industrial REITs — 0.9%
118,153	First Industrial Realty Trust, Inc.	$ 6,308,189
	Total Industrial REITs	$6,308,189

	Insurance — 4.8%
257,298	American International Group, Inc.	$ 18,952,571
130,249(a)	Brighthouse Financial, Inc.	8,037,666
232,208	Old Republic International Corp.	8,494,168
	Total Insurance	$35,484,405

	Machinery — 4.3%
135,946	AGCO Corp.	$ 14,196,841
101,160	Ingersoll Rand, Inc.	9,488,808
72,371	PACCAR, Inc.	8,024,496
	Total Machinery	$31,710,145

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Shares		Value
	Media — 1.8%
265,495	Fox Corp., Class A	$ 13,588,034
	Total Media	$13,588,034

	Metals & Mining — 1.3%
278,190(a)	Cleveland-Cliffs, Inc.	$ 2,848,666
162,036	Newmont Corp.	6,922,178
	Total Metals & Mining	$9,770,844

	Multi-Utilities — 3.8%
425,032	CenterPoint Energy, Inc.	$ 13,843,292
166,034	Public Service Enterprise Group, Inc.	13,870,481
	Total Multi-Utilities	$27,713,773

	Oil, Gas & Consumable Fuels — 7.3%
119,853	Chord Energy Corp.	$ 13,477,470
893,947	Coterra Energy, Inc.	24,780,211
320,273	Range Resources Corp.	11,862,912
26,090	Valero Energy Corp.	3,469,970
	Total Oil, Gas & Consumable Fuels	$53,590,563

	Passenger Airlines — 1.0%
110,057	Delta Air Lines, Inc.	$ 7,403,534
	Total Passenger Airlines	$7,403,534

	Personal Care Products — 2.1%
734,610	Kenvue, Inc.	$ 15,639,847
	Total Personal Care Products	$15,639,847

	Residential REITs — 1.6%
53,579	AvalonBay Communities, Inc.	$ 11,868,284
	Total Residential REITs	$11,868,284

	Retail REITs — 1.1%
349,762	Kimco Realty Corp.	$ 7,852,157
	Total Retail REITs	$7,852,157

	Semiconductors & Semiconductor Equipment — 0.6%
79,269(a)	ON Semiconductor Corp.	$ 4,148,939
	Total Semiconductors & Semiconductor Equipment	$4,148,939

	Software — 0.8%
66,874(a)	Zoom Communications, Inc.	$ 5,814,026
	Total Software	$5,814,026

Pioneer Mid Cap Value Fund | 1/31/254

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Shares		Value
	Specialized REITs — 2.4%
54,079	Extra Space Storage, Inc.	$ 8,328,166
186,726	Gaming and Leisure Properties, Inc.	9,035,671
	Total Specialized REITs	$17,363,837

	Technology Hardware, Storage & Peripherals — 2.7%
320,273	HP, Inc.	$ 10,408,872
144,143(a)	Western Digital Corp.	9,388,034
	Total Technology Hardware, Storage & Peripherals	$19,796,906

	Textiles, Apparel & Luxury Goods — 0.7%
20,037	Ralph Lauren Corp.	$ 5,003,239
	Total Textiles, Apparel & Luxury Goods	$5,003,239

	Trading Companies & Distributors — 2.8%
144,743	AerCap Holdings NV	$ 13,837,431
35,086	WESCO International, Inc.	6,490,910
	Total Trading Companies & Distributors	$20,328,341

	Total Common Stocks (Cost $594,964,652)	$733,601,456

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
472,926(b)	Dreyfus Government Cash Management, Institutional Shares, 4.26%	$ 472,926
		$472,926

	TOTAL SHORT TERM INVESTMENTS (Cost $472,926)	$472,926

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $595,437,578)	$734,074,382
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(661,337)
	net assets — 100.0%	$733,413,045

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2025.
5Pioneer Mid Cap Value Fund | 1/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$733,601,456	$—	$—	$733,601,456
Open-End Fund	472,926	—	—	472,926
Total Investments in Securities	$734,074,382	$—	$—	$734,074,382
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
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